Business Combination (Details)		12 Months Ended
	Feb. 07, 2023 USD ($) MW	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Business Combination [Abstract]
Power Plant (in Megawatts) | MW	60
Total consideration	$ 4,749,666		$ 4,749,666
Consideration paid	$ 150,000
Revenue from sale of oil and gas products		$ 4,610,556	3,272,005
Net loss of power plant			$ 671,740